Business Combinations - Narrative (Details) - USD ($) $ in Thousands	May 11, 2020	Oct. 15, 2019	Apr. 08, 2019	Apr. 03, 2019	Dec. 10, 2018	Oct. 01, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about business combination [line items]
Goodwill							$ 645,140	$ 608,907	$ 311,943
Code Barrel
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Total purchase price consideration		$ 39,100
Value of restricted shares granted		27,000
Goodwill		$ 23,124
Halp
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Total purchase price consideration	$ 17,600
Value of restricted shares granted	4,100
Cash transferred	17,000
Equity interests of acquirer	$ 600
Number of replacement shares issued (shares)	9,929
Goodwill	$ 12,322
AgileCraft
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Total purchase price consideration				$ 156,600
Value of restricted shares granted				12,500
Cash transferred				154,900
Equity interests of acquirer				$ 1,700
Number of replacement shares issued (shares)				24,173
Transaction costs				$ 1,200
Goodwill				$ 101,999
OpsGenie
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%
Total purchase price consideration						$ 259,500
Value of restricted shares granted						36,300
Transaction costs						1,800
Goodwill						$ 189,727
Good Software
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Total purchase price consideration			$ 2,700
Value of restricted shares granted			1,300
Net tangible assets			200
Developed-technology intangible assets			600
Customer-related intangible assets			300
Goodwill			$ 1,600
Ludable
Disclosure of detailed information about business combination [line items]
Total purchase price consideration					$ 6,000
Value of restricted shares granted					3,500
Developed-technology intangible assets					1,500
Goodwill					$ 4,500